Filed pursuant to Rule 497(e)
Registration Nos. 333-133691; 811-21897
Spyglass Growth Fund (the “Fund”),
a series of Manager Directed Portfolios (the “Trust”)

Supplement dated February 21, 2025
to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”),
each dated April 30, 2024

Effective February 24, 2025, the Fund’s website is changed to www.spygx.com. All references in the Fund’s Summary Prospectus, Prospectus, and SAI to www.spyglassfunds.com are revised to reflect the new website.

Please retain this Supplement with your Summary Prospectus, Prospectus, and SAI for future reference.